Sponsor's ordinary shares	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Sponsor's ordinary shares [Abstract]
Sponsor's ordinary shares

4. Sponsor's ordinary shares

The Sponsor purchased 1,437,500 ordinary shares for an aggregate amount of $25,000 or $0.01739 per unit. On October 5, 2010, the Company repurchased 287,500 of the Sponsor's ordinary shares for an aggregate purchase price of $1.00. None of the ordinary shares purchased by the Sponsor are subject to compulsory repurchase by the Company at June 30, 2012 and December 31, 2011.

The Sponsor's ordinary shares are identical to those shares sold in the Offering, except that: (i) the Sponsor's ordinary shares were placed in an escrow account and are subject to certain restrictions; (ii) subject to certain limited exceptions, the shares are not transferable during the first 12 months following the consummation of the Business Combination; (iii) the Sponsor is not able to exercise shareholder redemption rights with respect to the Sponsor's ordinary shares; and (iv) the Sponsor has agreed to waive their rights to participate in any liquidation distribution with respect to the Sponsor's ordinary shares if the Company fails to consummate the Business Combination.

The Sponsor will agree, and all of their permitted transferees will agree that all of the Sponsor's ordinary shares will be placed in an escrow account, other than with respect to transfer to permitted transferees until (i) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, and (ii) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, provided, however, that in any event all of the foregoing shares shall be released from escrow upon the first anniversary of the effective date of the Business Combination, and in any case, if, following such Business Combination, the Company engages in a subsequent transaction resulting in its shareholders having the right to exchange their shares for cash or other securities. The Sponsor's warrants will be transferable six months after the consummation of the Business Combination.

During the escrow period, the Sponsor will not be able to sell or transfer the Sponsor's ordinary shares except to a permitted transferee. In addition, the interest holders in the entities that hold Sponsor's ordinary shares as Sponsor will agree not to transfer their ownership interests in such entities to anyone other than a permitted transferee. A "permitted transferee" is a person or entity who receives such securities pursuant to a transfer (i) to one or more of the Company's officers, directors or Sponsor and directors and officers of the Sponsor, (ii) to an affiliate, or to an affiliate under common control with the transferor, (iii) to an entity's beneficiaries upon its liquidation or distribution, (iv) to relatives and trusts for estate planning purposes, (v) by virtue of the laws of descent and distribution upon death, (vi) by private sales with respect to up to 33% of the Sponsor's ordinary shares made at or prior to the consummation of a Business Combination at prices no greater than the recalculated price at which the units were purchased ($0.01739 per unit), or (vii) pursuant to a qualified domestic relations order, and in each case enters into a written agreement agreeing (i) to be bound by the transfer restrictions described above, (ii) to vote in accordance with the majority of the ordinary shares voted by the Public Shareholders to the extent described below, and (iii) to waive any rights to participate in any liquidation distribution if the Company fails to consummate a Business Combination and, in the case of the Sponsor's ordinary shares subject to forfeiture, agreeing to forfeit such Sponsor's ordinary shares to the extent that the underwriters' overallotment option is not exercised. The underwriters' overallotment option was exercised.

The Sponsor will retain all other rights as a shareholder with respect to the Sponsor's ordinary shares, including, without limitation, the right to vote their ordinary shares and the right to receive dividends, if declared (including any transferees). If dividends are declared and payable in units or to extend the period of their underlying securities, such dividends will also be placed in escrow. If the Company is unable to effect a Business Combination and liquidate, the Sponsor (or any transferees) will not receive any portion of the liquidation proceeds with respect to the Sponsor's ordinary shares.

As previously described in Note 1, the Sponsor has agreed to vote their Sponsor's ordinary shares in the same manner as the majority of the ordinary shares voted by the Public Shareholders in connection with any vote required to approve the Business Combination. As a result, the Sponsor has waived the right to exercise shareholder redemption rights for those shares in the event that the Business Combination is approved by a majority of the Public Shareholders.

In addition, the Sponsor or its permitted transferees are entitled to registration rights with respect to the Sponsor's ordinary shares and underlying securities.

4. Sponsor's ordinary shares

The Sponsor purchased 1,437,500 ordinary shares for an aggregate amount of $25,000 or $0.01739 per unit. On October 5, 2010, the Company repurchased 287,500 of the Sponsor's ordinary shares for an aggregate purchase price of $1.00. None of the ordinary shares purchased by the Sponsor are subject to compulsory repurchase by the Company at December 31, 2011 and December 31, 2010.

The Sponsor's ordinary shares are identical to those shares sold in the Offering, except that: (i) the Sponsor's ordinary shares will be placed in an escrow account and are subject to certain restrictions; (ii) subject to certain limited exceptions, the shares will not be transferable during the first 12 months following the consummation of the Business Combination; (iii) the Sponsor will not be able to exercise shareholder redemption rights with respect to the Sponsor's ordinary shares; and (iv) the Sponsor has agreed to waive their rights to participate in any liquidation distribution with respect to the Sponsor's ordinary shares if the Company fails to consummate the Business Combination.

The Sponsor will agree, and all of their permitted transferees will agree that all of the Sponsor's ordinary shares will be placed in an escrow account, other than with respect to transfer to permitted transferees until (i) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, and (ii) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, provided, however, that in any event all of the foregoing shares shall be released from escrow upon the first anniversary of the effective date of the Business Combination, and in any case, if, following such Business Combination, the Company engages in a subsequent transaction resulting in its shareholders having the right to exchange their shares for cash or other securities. The Sponsor's warrants will be transferable six months after the consummation of the Business Combination.

During the escrow period, the Sponsor will not be able to sell or transfer the Sponsor's ordinary shares except to a permitted transferee. In addition, the interest holders in the entities that hold Sponsor's ordinary shares as Sponsor will agree not to transfer their ownership interests in such entities to anyone other than a permitted transferee. A "permitted transferee" is a person or entity who receives such securities pursuant to a transfer (i) to one or more of the Company's officers, directors or Sponsor and directors and officers of the Sponsor, (ii) to an affiliate, or to an affiliate under common control with the transferor, (iii) to an entity's beneficiaries upon its liquidation or distribution, (iv) to relatives and trusts for estate planning purposes, (v) by virtue of the laws of descent and distribution upon death, (vi) by private sales with respect to up to 33% of the Sponsor's ordinary shares made at or prior to the consummation of a Business Combination at prices no greater than the recalculated price at which the units were purchased ($0.01739 per unit), or (vii) pursuant to a qualified domestic relations order, and in each case enters into a written agreement agreeing (i) to be bound by the transfer restrictions described above, (ii) to vote in accordance with the majority of the ordinary shares voted by the Public Shareholders to the extent described below, and (iii) to waive any rights to participate in any liquidation distribution if the Company fails to consummate a Business Combination and, in the case of the Sponsor's ordinary shares subject to forfeiture, agreeing to forfeit such Sponsor's ordinary shares to the extent that the underwriters' overallotment option is not exercised. The underwriters' overallotment option was exercised.

The Sponsor will retain all other rights as a shareholder with respect to the Sponsor's ordinary shares, including, without limitation, the right to vote their ordinary shares and the right to receive dividends, if declared (including any transferees). If dividends are declared and payable in units or to extend the period of their underlying securities, such dividends will also be placed in escrow. If the Company is unable to effect a Business Combination and liquidate, the Sponsor (or any transferees) will not receive any portion of the liquidation proceeds with respect to the Sponsor's ordinary shares.

As previously described in Note 1, the Sponsor has agreed to vote their Sponsor's ordinary shares in the same manner as the majority of the ordinary shares voted by the Public Shareholders in connection with any vote required to approve the Business Combination. As a result, the Sponsor has waived the right to exercise shareholder redemption rights for those shares in the event that the Business Combination is approved by a majority of the Public Shareholders.

In addition, the Sponsor or its permitted transferees are entitled to registration rights with respect to the Sponsor's ordinary shares and underlying securities.